BORROWINGS (Long-term Future Principal Repayments) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS [Abstract]
2015	40,500,000
2016	50,000,000
Thereafter	906,500,000
Long-term Debt, Total	997,000,000	533,000,000